CHAPTER 11 AND THE PLAN (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	12 Months Ended							1 Months Ended		1 Months Ended	12 Months Ended										1 Months Ended	12 Months Ended								1 Months Ended		10 Months Ended	12 Months Ended		1 Months Ended
	Nov. 10, 2010	Nov. 30, 2010	Dec. 31, 2010	Dec. 31, 2011 entity warrant	Dec. 30, 2011 warrant	Jul. 15, 2011 warrant	Apr. 15, 2011 warrant	Dec. 30, 2010 warrant	Nov. 09, 2010	Nov. 09, 2010 Plan Sponsors, Blackstone and Texas Teachers	Nov. 30, 2010 Plan Sponsors and Blackstone	Nov. 09, 2010 Plan Sponsors and Blackstone	Nov. 30, 2010 Texas Teachers	Dec. 31, 2011 Texas Teachers	Nov. 09, 2010 Texas Teachers	Dec. 31, 2011 Texas Teachers Maximum	Dec. 31, 2011 The Brookfield Investor and Blackstone	Dec. 30, 2011 The Brookfield Investor and Blackstone	Jul. 15, 2011 The Brookfield Investor and Blackstone	Apr. 15, 2011 The Brookfield Investor and Blackstone	Dec. 30, 2010 The Brookfield Investor and Blackstone	Dec. 31, 2011 The Brookfield Investor	Dec. 31, 2011 Blackstone.	Nov. 30, 2010 Fairholme and Pershing Square D	Dec. 31, 2011 Fairholme and Pershing Square	Dec. 31, 2011 Fairholme and Pershing Square Maximum	Dec. 31, 2011 Fairholme, Pershing Square and Blackstone	Dec. 30, 2011 Fairholme, Pershing Square and Blackstone	Jul. 15, 2011 Fairholme, Pershing Square and Blackstone	Apr. 15, 2011 Fairholme, Pershing Square and Blackstone	Dec. 30, 2010 Fairholme, Pershing Square and Blackstone	Dec. 31, 2011 Fairholme	Dec. 31, 2011 Pershing Square M	Dec. 31, 2011 Pershing Square Maximum	Nov. 09, 2010 Old GGP	Dec. 31, 2009 Old GGP	Nov. 09, 2010 Howard Hughes Corporation ("HHC") warrant	Nov. 30, 2010 Howard Hughes Corporation ("HHC") Plan Sponsors and Blackstone	Nov. 09, 2010 Howard Hughes Corporation ("HHC") Plan Sponsors and Blackstone
Reorganization under Chapter 11 and the Plan
Number of firms post reorganization (in entities)				2
Common stock issue price (in dollars per share)		$ 14.75									$ 10.00		$ 10.25																									$ 47.61904
Value of shares purchased by investor												$ 6,300,000,000			$ 500,000,000																								$ 250,000,000
Number of shares designated as "put shares"																																	35,000,000
Value of shares designated as "put shares"																																	350,000,000
Number of shares under the rights agreement																																		35,000,000
Put right period (in months)																																	6
Repurchase of common stock from investor			$ 1,798,857,000																					$ 38,750,000
Number of warrants issued to plan sponsors to purchase common stock of HHC																																					8,000,000
Exercise price to purchase common stock for Plan Sponsors (in dollars per share)			$ 15.48	$ 15.02													$ 10.75	$ 9.79	$ 10.34	$ 10.41	$ 10.48	$ 10.75	$ 10.75				$ 10.23	$ 9.56	$ 10.10	$ 10.16	$ 10.23	$ 10.50	$ 10.50				$ 50.00
Shares issuable upon exercise of outstanding GGP Warrants				120,000,000	131,748,000	124,704,000	123,960,000	123,144,000
Number of shares issued against a share in old company given to stockholders of old company									1																												0.098344
Common stock, shares outstanding			941,880,014	935,307,487						644,000,000																									317,000,000
Period from effective date within which entity repurchase shares from investors																								45
Number of shares that may be repurchased from investor per investment agreement																24,400,000										155,000,000
Per share price of shares entity repurchase from investors (in dollars per share)														$ 10.25											$ 10.00
Number of shares of GGP common stock issued to the public	643,780,488	154,900,000	154,886,000	22,256,121																															4,923,287	69,309
Number of shares repurchased from Texas Teachers													24,400,000